S000003873 [Member] Expense Example - Putnam VT Large Cap Growth Fund	Dec. 31, 2025 USD ($)
Class IA Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 63
Expense Example, with Redemption, 3 Years	198
Expense Example, with Redemption, 5 Years	345
Expense Example, with Redemption, 10 Years	774
Class IB Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	277
Expense Example, with Redemption, 5 Years	481
Expense Example, with Redemption, 10 Years	$ 1,072